Subsequent events (Tables)	12 Months Ended
Dec. 31, 2018
Escola de Aplicacao Sao Jose dos Campos Ltda. [member]
Statement [LineItems]
Summary of Main Balances

As of and for the year ended December 31, 2018, the main balances of Escola de Aplicação São José dos Campos Ltda., are as follows:

2018
Assets	1,105
Liabilities	2,065
Equity	(961)
Net revenue	4,387
Loss for the year	(1,750)